Payments, by Project - 12 months ended Jun. 30, 2023 - ZAR (R) R in Millions		Taxes	Royalties	Fees	Total Payments
Total		R 553	R 543	R 35	R 1,131
Avgold Limited [Member]
Total			9	1	10
Avgold Limited [Member] | Target 1 [Member]
Total	[1]		9	1	10
Chemwes (Proprietary) Limited [Member]
Total		8	1	1	10
Chemwes (Proprietary) Limited [Member] | Mine Waste Solutions [Member]
Total	[1]	8	1	1	10
Covalant Water Company (Proprietary) Limited [Member]
Total		7		1	8
Covalant Water Company (Proprietary) Limited [Member] | Mponeng [Member]
Total	[1],[2]	7		1	8
Freegold (Harmony) (Proprietary) Limited [Member]
Total		37	63	3	103
Freegold (Harmony) (Proprietary) Limited [Member] | Freegold [Member]
Total	[1],[3]	37	63	3	103
Golden Core Trade and Invest (Proprietary) Limited [Member]
Total		202	155	1	358
Golden Core Trade and Invest (Proprietary) Limited [Member] | Golden Core [Member]
Total	[1],[4]	202	155	1	358
Harmony Gold Mining Company Limited [Member]
Total		20	62	2	84
Harmony Gold Mining Company Limited [Member] | Harmony [Member]
Total	[1],[5]	20	62	2	84
Harmony Moab Khotsong Operations (Proprietary) Limited [Member]
Total		179	123	1	303
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | Moab Khotsong [Member]
Total	[1]	179	123	1	303
Kalahari Goldridge Mining Company Limited [Member]
Total			9		9
Kalahari Goldridge Mining Company Limited [Member] | Kalgold [Member]
Total	[1]		9		9
Randfontein Estates Limited [Member]
Total		10	62	1	73
Randfontein Estates Limited [Member] | Randfontein Estates [Member]
Total	[1],[6]	10	62	1	73
Tswelopele Beneficiation Operation (Proprietary) Limited [Member]
Total		90		1	91
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | Phoenix [Member]
Total	[1]	R 90		1	91
Morobe Consolidated Goldfields Limited [Member]
Total			59	23	82
Morobe Consolidated Goldfields Limited [Member] | Hidden Valley [Member]
Total	[1],[7]		R 59	R 23	R 82

[1]	The disclosure has been done at a statutory entity level as this is the lowest level of disaggregation used for the payment of taxes and royalties.
[2]	Covalent forms part of the Mponeng segment extraction process.
[3]	Freegold consists of Tshepong North, Tshepong South and Joel operations.
[4]	Golden Core consists of Mponeng and Savuka Tailings operations.
[5]	Harmony consists of Masimong and Central Plant Reclamation operations.
[6]	Randfontein Estates consist of Doornkop and Kusasalethu operations.
[7]
When payments are maid in A$ or Kina, they were converted into Rand using the weighted average of exchange rates during the reporting period. The weighted average exchange rate for the period from July 1, 2022 to June 30, 2023 were 1R = 0.0837A$ and 1A$ = 2.3772Kina.